Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases
	March 31, 2017
	RMB	US$
Fiscal years ending March 31,
2018	236	34
2019	182	26
2020	—	—
2021	—	—
2022 and thereafter	—	—

Total payments	418	60

Schedule of future minimum payments under the cooperation agreements
	March 31, 2017
	RMB	US$
Fiscal years ending March 31,
2018	5,800	843
2019	5,800	843
2020	5,800	843
2021	5,800	843
2022	5,800	843
2023 and thereafter	54,167	7,868

Total payments	83,167	12,083